PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 2,904	$ 3,141
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	3,096	2,246
Environmental rehabilitation, ending balance		3,096
Provisions, noncurrent	2,726	2,944
Discontinued operations | Environmental rehabilitation
Disclosure of other provisions [line items]
PERs divested during the year	0	(31)
Other increase (decrease) during period	(30)	46
Cash payments	(48)	(41)
Settlement gains	(2)	(1)
Accretion	13	12
Continuing operations | Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	3,096
Other increase (decrease) during period	(247)	836
Cash payments	(18)	(18)
Settlement gains	(1)	(1)
Accretion	74	48
Environmental rehabilitation, ending balance	2,837	3,096
Current provisions	(111)	(152)
Provisions, noncurrent	$ 2,726	$ 2,944